Note 7 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transaction costs	$ 42,728	$ 25,937
Contingent consideration fair value adjustments (note 23)	(2,989)	(10,977)
recoveries (note 4)	(9,867)	(42,762)
Business Combination Acquisition Related Costs Including Changes in Contingent Consideration	$ 29,872	$ (27,802)